Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets And Goodwill [Abstract]
Reconciliation of carrying amount of goodwill and intangibles
At December 31, 2020

		Intellectual
	Contracts	property	Total

Cost
Beginning of year	$113,707	$118,819	$232,526
Effect of movements in exchange rates	(2,319)	-	(2,319)

End of year	111,388	118,819	230,207

Accumulated amortization and impairment
Beginning of year	111,094	61,022	172,116
Amortization charge	1,008	3,700	4,708
Effect of movements in exchange rates	(2,439)	-	(2,439)

End of year	109,663	64,722	174,385

Net book value at December 31, 2020	$1,725	$54,097	$55,822

At December 31, 2019

		Intellectual
	Contracts	property	Total

Cost
Beginning of year	$119,371	$118,819	$238,190
Effect of movements in exchange rates	(5,664)	-	(5,664)

End of year	113,707	118,819	232,526

Accumulated amortization and impairment
Beginning of year	115,434	57,154	172,588
Amortization charge	1,181	3,868	5,049
Effect of movements in exchange rates	(5,521)	-	(5,521)

End of year	111,094	61,022	172,116

Net book value at December 31, 2019	$2,613	$57,797	$60,410